Fair Value Measurements (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 4-Fair Value Measurements
The following tables present Angion’s financial assets and liabilities measured at fair value on a recurring basis and their assigned levels within the fair value hierarchy (in thousands):
	September 30, 2022
	Level 1	Level 2	Level 3	Total
Money market funds(1)	$10,737	$—	$—	$10,737
Total assets	$10,737	$—	$—	$10,737
Warrant liabilities	$—	$—	$24	$24
Total liabilities	$—	$—	$24	$24
	December 31, 2021
	Level 1	Level 2	Level 3	Total
Money market funds(1)	$87,252	$—	$—	$87,252
Total assets	$87,252	$—	$—	$87,252
	December 31, 2021
	Level 1	Level 2	Level 3	Total
Warrant liabilities	$—	$—	$114	$114
Total liabilities	$—	$—	$114	$114

(1)	Included in cash and cash equivalents on the condensed consolidated balance sheets. This balance includes cash requirements settled on a nightly basis.
There were no transfers made among the three levels in the fair value hierarchy during periods presented.
The following table presents a summary of changes in the fair value of Angion’s common stock warrant liability (in thousands):
	September 30, 2022	December 31, 2021
Balance, beginning of the period	$114	$10,704
Net exercise of warrants	—	(13,509)
Change in fair value	(90)	2,919
Balance, end of the period	$24	$114
The fair value of the warrants issued by Angion has been estimated using a variant of the Black Scholes option pricing model. The underlying equity included in the Black Scholes option pricing model was valued based on the equity value implied from sales of preferred and common stock at each measurement date. The fair value of the warrants was impacted by the model selected as well as assumptions surrounding unobservable inputs including the underlying equity value, expected volatility of the underlying equity, risk free interest rate and the expected term.
Angion records the change in the fair value of common stock warrants in change in fair value of warrant liability in the condensed consolidated statements of operations.
The fair value of the common stock warrant liability was estimated using the following assumptions:

	September 30, 2022	December 31, 2021
Weighted average strike price	$7.60	$7.60
Contractual term (years)	5.9	6.7
Volatility (annual)	117.5%	124.0%
Risk—free rate	4.2%	1.4%
Dividend yield (per share)	0.0%	0.0%

Note 4-Fair Value Measurements
The following table classifies Angion’s financial assets and liabilities measured at fair value on a recurring basis into the fair value hierarchy as of December 31, 2021 and 2020 (in thousands):
	Fair Value Measured at December 31, 2021
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets included in:
Cash and cash equivalents-Money market securities(1)	$87,252	$ —	$ —	$87,252
Total fair value	$87,252	$—	$—	$87,252
Liabilities included in:
Warrants	$—	$—	$114	$114
Total fair value	$—	$—	$114	$114
	Fair Value Measured at December 31, 2020
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets included in:
Cash and cash equivalents-Money market securities(1)	$ 1	$ —	$—	$1
Total fair value	$1	$—	$—	$1
Liabilities included in:
Convertible notes	$—	$—	$51,170	$51,170
Warrants	—	—	10,704	10,704
Series C convertible preferred stock	—	—	2,518	2,518
Total fair value	$—	$—	$64,392	$64,392

(1)	Included in cash and cash equivalents on the consolidated balance sheets. This balance includes cash requirements settled on a nightly basis.
There were no transfers made among the three levels in the fair value hierarchy during periods presented.
The following table presents changes in Level 3 liabilities measured at fair value (in thousands):
	Warrant Liability	Convertible Notes	Series C Convertible Preferred Stock at Fair Value	Total
Balance-December 31, 2020	$10,704	$51,170	$2,518	$64,392
Conversion of convertible Series C convertible preferred stock into common stock			(6,110)	(6,110)
Conversion of convertible notes into common stock		(58,639)		(58,639)
Net exercise of warrants	(13,509)			(13,509)
Change in fair value	2,919	7,469	3,592	13,980
Balance-December 31, 2021	$114	$—	$—	$114
Both observable and unobservable inputs were used to determine the fair value of positions that Angion has classified within the Level 3 category. Unrealized gains and losses associated with liabilities within the Level 3 category include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in unobservable long- dated volatilities) inputs.
Angion used an option model to measure the fair value of the Notes (on conversion date). The values of the equity underlying the conversion options in the model were estimated using equity values implied from sales of convertible preferred stock. The fair value of the Notes was impacted by the model selected as well as assumptions surrounding unobservable inputs. Key unobservable inputs include the expected volatility of the underlying equity, and the timing of an expected liquidity event.
The fair value of the warrants issued by Angion has been estimated using a variant of the Black Scholes option pricing model. The underlying equity included in the Black Scholes option pricing model was valued based on the equity value implied from sales of preferred and common stock at each measurement date. The fair value of the warrants was impacted by the model selected as well as assumptions surrounding unobservable inputs including the underlying equity value, expected volatility of the underlying equity, risk free interest rate and the expected term.
Convertible Notes
The fair value adjustment during the year ended December 31, 2021 was based on the final settlement amount using a conversion price of $11.57 per share on February 9, 2021. Subsequent to the closing of the IPO, there were no convertible notes outstanding.
Series C Preferred Stock
The fair value adjustment during the year ended December 31, 2021 was based on the final settlement amount using a conversion price of $11.57 per share on February 9, 2021. Subsequent to the closing of the IPO, there were no shares of convertible preferred stock outstanding.
Warrant Liability
The fair value adjustment for the net exercise of warrants with an exercise price of $6.43 during the year ended December 31, 2021 was based on the final settlement amount using the IPO price on February 9, 2021. Subsequent to the closing of the IPO, the fair value of the warrants issued by Angion were estimated using a variant of the Black Scholes option pricing model. The underlying equity included in the Black Scholes option pricing model was valued based on the closing price of common stock at each measurement date.
During the years ended December 31, 2021 and 2020, the fair value of the warrants increased by $2.9 million and $4.9 million, respectively. The change in fair value of warrant liability in both periods was recognized in the consolidated statements of operations.
A summary of the weighted average (in aggregate) significant unobservable inputs (Level 3 inputs) used in measuring Angion’s warrant liabilities that were categorized within Level 3 of the fair value hierarchy as of December 31, 2021 and 2020 was as follows:
	December 31,
	2021	2020
Strike price	$8.01	$9.18
Contractual term (years)	1.2	4.9
Volatility (annual)	74.6%	86.8%
Risk-free rate	0.7%	0.1%
Dividend yield (per share)	0.0%	0.0%